Investment in Securities (Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale securities, amortized cost
Due within one year	¥ 55,086
Due after one to five years	287,573
Due after five to ten years	393,476
Due after ten years	315,707
Available-for-sale Debt Securities, Amortized Cost Basis, Total	1,051,842
Available-for-sale securities, fair value
Due within one year	56,943
Due after one to five years	289,773
Due after five to ten years	394,894
Due after ten years	330,773
Available-for-sale Securities, Debt Securities, Total	1,072,383
Held-to-maturity securities, amortized cost
Due after ten years	114,400
Held-to-maturity securities, Amortized cost	114,400	¥ 114,858
Held-to-maturity securities, fair value
Due after ten years	139,723
Held-to-maturity securities, Fair value	¥ 139,723